Exhibit 99.02 Schedule 1

Annaly LoanID	Order Number	Q_Status	Street Address	City	State	Zip	Client	Bulk Order Name	Product	Loan Number	Order Date	Completed Date	Beds	Baths	GLA	Lot Size	Year Built	APN	Property Rights	Legal Description	Appraisal Value	Reviewer Value Estimate	Value Differs?	Value Variance	Market Conditions Accurate?	Market Conditions Comments	Neighborhood Description Accurate?	Neighborhood Comments	Sale History Accurate?	Sale History Comments	Subject Condition Description Accurate?	Subject Condition Comments	Subject Condition Rating Accurate?	Subject Condition Rating Comments	Comps Characteristics Suitable?	Comps Characteristics Comments	Comps Location Suitable?	Comps Location Comments	Comps Adjustments Appropriate?	Comps Adjustments Comments	Photos Acceptable?	Photos Comments	Value Opinion Supported?	Value Opinion Comments	Land Use Highest And Best?	Land Use Highest And Best Comments	AllRequiredExibitsPresent?	Required Exibits Comments	Reviewer Value Commentary	Additional Statements
6000114145	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible. The resulting adjusted figures are bracketing and supportive of the value.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	The OA value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided along with additional comps located within the search reports. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
6000114027	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XXX bathrooms, and XXX square feet, built in XXX. No updates in the prior XXX Years. The subject is recently completed new construction. The entire structure and all components are new and the dwelling features no physical depreciation. The subject neighborhood consists of single family homes. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
6000114127	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	All sales are located in the subject's immediate market area and all are considered adequate to reflect a reasonable range of value of the subject.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XXX bathrooms, and XXX square feet, built in XXX. The subject kitchen and bathrooms were updated one to five years ago. The subject has recently received extensive updating/renovations including a new vinyl, tile and carpet flooring throughout, kitchen with new hard surface countertops, tile backsplash, fixtures and hardware, primary bathroom with new shower stall, tile wainscoting, hard surface countertops, fixtures and hardware, secondary bathroom with new hard surface countertops, fixtures, hardware and interior paint throughout, new ceiling fans and recessed lights. All support facilities and work centers are located in close proximity with convenient access via XXX.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
6000114013	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted.	Yes	USPAP requires the appraisal to report and analyze any prior sale of the comparables within 12 months and the subject within 36 months. The appraisal completed both requirements of reporting and analyzing the reported transactions.	Yes	The appraisal provided an adequate description of the subject including the finishes and any recent updating.	Yes	The condition and quality ratings appear to be consistent with the narrative description as well as the photos.	Yes	The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed.	Yes	Comps 1 through 3 are located within a mile and support the appraised value. The OA was asked on a revision to include additional comps with 1 bath and they were located over a mile from the subject.	Yes	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is a recently rehabbed ranch style home. The OA originally did not include any comps with 1 bath and a revision request had been made to include comps with only 1 bath. These were located beyond 1 mile but supported the estimate of value. The appraisal actually was asked to defend several issues such as the located on a neighborhood blvd and defended the positions adequately. All the issues that were present with the OA had been taken care of during the revision process. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comp for support: XXX
6000114042	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains a detailed market analysis with many charts and graphs offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows prior transfers in the past 36 months. The comparable sales show no prior transfers in the prior 12 months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes five sales and 2 current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes five sales and 2 current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies the income, cost and sales approach to value. All three approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
6000114178	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past 36 months. The comparable sales show prior transfers in the prior 12 months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes four sales and 2 current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes four sales and 2 current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies the income, cost and sales approach to value. All three approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
6000114160	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-8%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	No	While reported, not fully analyzed.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	No	Adjustments for location and condition differences omitted.	Yes	Yes, the photos were acceptable.	No	Value inflated due to flawed reconciliation and the use of superior sales.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a 798 Sf, 2/1 C3 SFR. All sales are similar in utility, age, and GLA - however sales 1 and 2 have been highly renovated, not accounted for within the grid. The subject directly backs 275, this was disclosed within the OA. The OA reported all sales have similar locations. However, only sale 1 directly backs XXX. While this sale remains the most similar in location, it requires a significant adjustment for condition. This resulted in support for a lower value. Value of $XXX developed based on sale 1 and sale 3 (similar condition/superior location).	Data Source: Quantarium MLS data- the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per XXX Standard Rule 2-2 (xii).
6000113998	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report includes a 1004-MC and a market summary. The market analysis is adequate for purposes of the appraisal.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The sales history for the subject and comparable sales meets USPAP requirements.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions. All deferred maintenance, damage, and repairs are correctly addressed within the report.	Yes	The appraisal applies reasonable and logical selection criteria, choosing similar comparable sales and listings from the local competitive market.	Yes	Comparables are located within a reasonable proximity with similar location qualities.	Yes	Major features of the subject property are bracketed by the comparable sales. Adjustments appear to be appropriately weighted.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consisted with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	The appraisal is correctly developed and reported. All of the typical exhibits are present and legible, including the sketch, which includes dimensions and calculations. The main sections of the report are complete and comply with generally accepted standards. The property is in acceptable condition and well-documented with photos. Highest & best use is discussed; although the report does not discuss the application of the four tests. However, the present use is clearly the only option and therefore meets all four tests. The income approaches is omitted, and the reason is explained. The sales approach uses five comparable sales -- all are confirmed and rank highly in our model. The reviewer found no significant deficiencies which would render the report less than credible and therefore no alternate value was developed.	XX/XX/XXXX - QC asked to change year built to XXX (was XXX).
6000113995	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, HADU was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a SFR updated home; OA Sales were all homes of similar updated condition bracketing age, size and utility. Adjustments appear reasonable and consistent. 3rd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value.OA value estimate appears reasonable and supported.	Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per XXX Standard Rule 2-2 (xii).
6000114107	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraiser has accurately and sufficiently described market conditions.	Yes	The appraiser has accurately and sufficiently described the neighborhood.	Yes	The analysis of the subjects prior sales history as well as the provided comps sales history is complete and accurate.	Yes	The subject has been accurately described.	Yes	The subjects quality and condition ratings are accurate based on UAD guidelines.	Yes	The selected comps are suitable with respect to characteristics.	Yes	The selected comps are suitable with respect to location.	Yes	The value adjustments mad are reasonable.	Yes	The provided photos are of acceptable quality.	Yes	The opinion of market value has been adequately supported as of the effective date of the appraisal.	Yes	The present use is the highest and best use.	Yes	All photos, sketches and maps are present.	I have thoroughly reviewed the original appraisal and confirm that the concluded value of $XXX is well supported as of the effective date of the appraisal. The selected comparable properties are appropriate and reasonable substitutes for the subject property. In addition, independent research identified several other recent sales—XXX —which, after appropriate adjustments, further corroborate the indicated value. The photo of the subject was taken from the original appraisal.	The review appraiser does not have a personal or professional relationship with the originating appraiser.
6000114112	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted.	Yes	USPAP requires the appraisal to report and analyze any prior sale of the comparables within 12 months and the subject within 36 months. The appraisal completed both requirements of reporting and analyzing the reported transactions.	Yes	The appraisal provided an adequate description of the subject including the finishes. The subject is new construction and ready for occupancy.	Yes	The subject's condition and quality ratings are consistent with UAD guidelines. No repairs were identified as it is new construction	Yes	The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed.	Yes	All of the comparables are within 2 miles which is a reasonable distance for the subject's location and new construction status. The subject is new construction and the appraisal selected comparables in accordance with FNMA guidelines to include a minimum of 1 settled sale within the subject's community and 1 settled sale outside the subject's community.	No	Time adjustments were made but the market was noted to be Stable.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is new construction and ready for occupancy. The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed. All of the comparables are within 2 mile which is a reasonable distance for the subject's location. The subject is new construction and the appraisal selected comparables in accordance with FNMA guidelines to include a minimum of 1 settled sale within the subject's community and 1 settled sale outside the subject's community. A couple of the comps were adjusted for Date of Sale but the market was noted to be Stable. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comps for support: XXX
6000113989	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-3.30%	Yes	The market data and trends presented in the report are accurate.	No	The neighborhood has been sufficiently described, including any external obsolescence. Present land use isn’t correct.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The OA comparables are competing homes/buildings and are acceptable	Yes	The comparables are located within an acceptable proximity from the subject, located in the market area	Yes	The value adjustments made for appropriate and are assumed to be supported within the OA's work file	Yes	The provided photos are of an acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The OA comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $XXX	Yes	The subject's current use is indicated as its highest and best use. The subject use is legal.	No	The sketch and maps are provided. No photos of the rear of the subject. No street view photos are provided.	The subject has stair access to the roof. There is no deck on the roof. There are no railings on the roof, thus is considered a safety hazard. The OA indicated the subject has a roof deck and applied unsupported adjustment. No comparable has a roof deck. The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The OA comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $XXX	XXX is the lender client of the XXX. XXX is the XXX. This review appraiser has no personal or business relationship with the XXX appraiser The reviewer hasn't performed any professional services concerning the subject property in the past 3 years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use.
6000114116	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains a very detailed market analysis with many charts and graphs offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows prior transfers in the past 36 months. The comparable sales show no prior transfers in the prior 12 months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes six sales and 3 current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes six sales and 3 current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
6000114018	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows prior transfers in the past 36 months. The comparable sales show prior transfers in the prior 12 months, per the appraisal. No conflicting information was discovered during the course of this review. There are two boxes marked for prior sales of comparables which appears to be a typo as the prior sales are shown in the grid below!	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes seven sales and 0 current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes seven sales and 0 current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. The sales approaches is adequately supported and produces credible results. Less weight is given to the cost approach.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market. Design/style should probably be Semi-Detached since it is only attached on one side. Site is bracketed within XXX sf. GLA is bracketed within XXX sf.
6000114177	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-9.97%	Yes	The appraiser has accurately and sufficiently described market conditions.	Yes	The appraiser has accurately and sufficiently described the neighborhood.	Yes	The analysis of the subjects prior sales history and the provided comps sales history is complete and accurate.	Yes	The subject has been accurately described.	Yes	The subjects condition and quality ratings are accurate based on UAD guidelines.	No	Comps 1 and 2 are superior in condition to the subject.	No	Comp 2 is outside of the subjects market area.	No	The adjustments made for location, balcony, quality, city view, pool/gym are not supported.	Yes	The provided photos are of acceptable quality.	No	The appraisers opinion of market value was not adequately supported as of the effective date of the appraisal.	Yes	The present use is the highest and best use.	Yes	All photos, sketches and maps are present.	I have reviewed the original appraisal report and determined that the concluded value of $XXX is not adequately supported as of the effective date of the appraisal. While the appraiser successfully bracketed the majority of the significant features of the subject property, the following deficiencies were identified: The adjustments applied by the appraiser lack adequate market support. Specifically, the quality adjustments applied to comparable sales 3 and 4 are not supported. Multiple Listing Service (MLS) data indicates that both comps are of similar quality to the subject property, with only minor differences in updates and finishes. Additionally, the adjustments for balconies and amenities are not supported by market data and do not appear to be market-derived. The location adjustment applied to comparable sale 2 is also unsupported and unwarranted. The adjustment to comparable sale 1 for the city skyline view is likewise unsupported. Furthermore, comparable sales 1 and 2 are superior to the subject property in overall condition; however, no condition adjustments were applied. The negative adjustments to comparable sale 3 for the lack of a pool/gym and rooftop terrace are also not supported by market evidence. Independent research identified three comparable sales in similar condition to the subject property. These sales occurred within 12 months of the effective date, are similar in square footage, room count, and amenities, and are located within the same market area: XXX After applying appropriate market-derived adjustments to these comparable sales, the estimated value of the subject property, as of the effective date, is $XXX. The photo of the subject was taken from the original appraisal.	The review appraiser does not have a personal or professional relationship with the originating appraiser.
6000112137	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXX Sf, XXX. All sales are similar in utility, age, and location. Sale 1 is located in the subject's building. Adjustments are supported based on available data. Comp selection is acceptable. Value supported.	Data Source: Quantarium MLS data- the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per XXX Standard Rule 2-2 (xii).
6000114175	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXX Sf, XXX SFR. All sales are similar in utility, age, and location. Sales 1-3 are newly constructed home. Sale 3 is a re-sale. Additional re-sales in the market are available which support value. Adjustments are supported. Comp selection is acceptable. Value supported.	Data Source: Quantarium MLS data- the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per XXX Standard Rule 2-2 (xii).
6000114093	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a new construction, SFR with 3 beds and 2.1 bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C1 in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is 1 to 3 months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform.
6000112185	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	Due to limited comparables in the immediate neighborhood, the search parameters had to be expanded beyond one mile into other competitive market areas.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a SFR with XXX bedrooms, XXX bathrooms, and XXX square feet, built in XXX. The subject kitchen and bathrooms were updated one to five years ago. The subject appears in good overall condition with no physical deficiencies or adverse condition that would affect the livability, soundness, or structural integrity of the property were observed. The subject neighborhood is a demanding area with well-maintained homes. No functional or external obsolescence was noted. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
6000114066	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade and a finished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C3 in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is 1 to 3 months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform.
6000112090	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C1 in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is 1 to 3 months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform.
6000114057	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a new construction, SFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C1 in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is 1 to 3 months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform.
6000114157	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXXXX	XX/XX/XXXX	XX/XX/XXXX	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a SFR with XXX beds and XXX bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as C3 in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is 1 to 3 months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: Quantarium MLS data – the extraordinary assumption is made that Quantarium has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by Quantarium within their reporting platform.